Commercial Mortgage-Backed Securities (Tables)	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Summary of Mortgage-Backed Securities
The following table details the realized loss on CMBS sold during the year ended December 31, 2015. No CMBS were acquired or sold during the year ended December 31, 2014 or the period from January 22, 2013 (date of inception) to December 31, 2013:

(In thousands)	Amortized Cost	Sale Price	Realized Loss
Year Ended December 31, 2015	$30,209	$28,624	$1,585